FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statements Line Items
Cash	$ 1,246,244	$ 411,223	$ 2,312,279	$ 3,175,292
Accounts receivable	1,224,235	653,445
Allowance for doubtful accounts	27,653	82,042
Accounts payable and accrued liabilities (Note 10)	1,312,517	878,699
Credit risk [Member]
Statements Line Items
Cash	1,246,244	411,223
Accounts receivable	1,224,235	653,445
Allowance for doubtful accounts	27,653	82,042
Credit risk [Member] | Customer A [Member]
Statements Line Items
Accounts receivable	271,564	94,114
Credit risk [Member] | Customer B [Member]
Statements Line Items
Accounts receivable	161,556	78,306
Credit risk [Member] | Customer C [Member]
Statements Line Items
Accounts receivable		150,000
Liquidity risk [Member]
Statements Line Items
Cash	1,246,244	411,223
Accounts payable and accrued liabilities (Note 10)	1,312,517	878,699
Trade accounts payable	1,222,982	833,437
Current payables to related parties	$ 89,535	$ 45,262
Currency risk [Member]
Statements Line Items
Sensitivity analysis, confidence interval	14.00%	14.00%
Value at risk	$ 20,700	$ 4,400